Hedging Financial Instruments - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Description of forward exchange contracts maturity	maturities of 12 months or less.
Interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Hedge ratio adjustment percentage	100.00%
Forward exchange contracts and foreign currency deposits [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedge ratio adjustment percentage	100.00%